Basis of Presentation	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation
2
.
Basis of Presentation
The accompanying consolidated financial statements are unaudited and have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information and with the instructions for Form
10-Q
and Rule
8-03
of Regulation
S-X.
Pursuant to these rules and regulations, certain information and footnote disclosures normally included in the annual audited consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The accompanying consolidated balance sheet as of December 31, 2020 is derived from the Company’s audited financial statements as of that date. Because certain information and footnote disclosures have been condensed or omitted, these consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto as of and for the year ended December 31, 2020 contained in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2020 (the “2020 Form
10-K”).
In management’s opinion, all normal and recurring adjustments considered necessary for a fair presentation of the financial position, results of operations and cash flows for the periods presented have been included. When necessary, certain prior year amounts have been reclassified to conform to the current period presentation. Interim period operating results do not necessarily indicate the results that may be expected for any other interim period or for the full fiscal year. The Company believes that the disclosures made in these unaudited condensed consolidated financial statements are adequate to make the information not misleading.
The historical financial information of Opes has not been reflected in the Predecessor financial statements as these historical amounts have been determined to be not useful information to a user of the financial statements. SPACs deposit the proceeds from their initial public offerings into a segregated trust account until a business combination occurs, where such funds are then used to pay consideration for the acquiree and/or to pay stockholders who elect to redeem their shares of common stock in connection with the business combination. The operations of a SPAC, until the closing of a business combination, other than income from the trust account investments and transaction expenses, are nominal. Accordingly, no other activity in the Company was reported for periods prior to December 16, 2020 besides BurgerFi’s operations as Predecessor.
Reclassifications
Certain reclassifications have been made to the prior period presentation to conform to the current period presentation.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingencies at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Corporate owned stores and Franchising
BurgerFi has prepared its Franchise Disclosure Document as required by the United States Federal Trade Commission and has registered or will register in those states where required in order to legally sell its franchises. It is currently BurgerFi’s plan to offer franchises for sale in those states where demographics of the population represent a demand for the services. BurgerFi grants franchises to independent operators who in turn pay an initial franchise fee, royalties and other fees as stated in the franchise agreement.
Store activity for the periods ended June 30, 2021 and December 31, 2020 is as follows:

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Franchised stores, beginning of the period	98	102	117
Stores opened during the period	1	3	9
Stores transferred/sold to the Company	—	—	(2)
Stores closed during the period	(2)	(8)	(22)

Franchised stores, end of the period	97	97	102

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Corporate owned stores, beginning of the period	19	17	13
Stores opened during the period	3	5	2
Stores transferred/sold to the Company	—	—	2
Stores closed during the period	—	—	—

Corporate owned stores, end of the period	22	22	17

COVID-19
On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the
“COVID-19
outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the
COVID-19
outbreak as a pandemic, based on the rapid increase in exposure globally. The pandemic has significantly impacted economic conditions in the United States, where all of our corporate restaurants are located. The Company first began to experience impacts from
COVID-19
around the middle of March 2020, as federal, state and local governments began to react to the public health crisis by encouraging or requiring social distancing, instituting stay-at-home
orders, and requiring, in varying degrees, restaurant
dine-in
limitations, capacity limitations or other restrictions that largely limited restaurants to take-out,
drive-thru and delivery sales. As a result of the required changes to consumer behavior to largely off-premises
dining, as well as promotional activities associated with delivery, the Company experienced some recovery in sales at the end of the second quarter of 2020. The Company’s most significant declines in sales were in late March 2020 through the third week in April 2020. The Company experienced steady recovery in the business during the period ended June 30, 2021. However, it is possible that further outbreaks could limit our recovery. The Company continues to monitor the spread of new variants, including the pandemic’s recent emergence of the Delta variant, which appears to be the most transmissible variant to date and has resulted in an increase in cases in the United States and globally. As cases rise, mask mandates, social-distancing, travel restrictions and stay-at-home
orders could be reinstated. The impact of the Delta variant cannot be predicted at this time, and could depend on numerous factors, including vaccination rates among the population, the effectiveness of
COVID-19
vaccines against the Delta variant and the response by governmental bodies and regulators. An extended period of economic disruption could have a material adverse impact on our business, results of operations, access to sources of liquidity and overall financial condition.

New Accounting Standards Adopted
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (“Topic 740”) as part of its Simplification Initiative. This guidance provides amendments to simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The adoption of this ASU did not have a material impact on the unaudited condensed consolidated financial statements.
New Accounting Pronouncements
In February 2016, the FASB issued ASU
2016-02,
Leases (“Topic 842”) which requires lessees to recognize lease assets and lease liabilities on the balance sheet for all leases with terms longer than 12 months and disclose certain information about the leasing arrangements. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. As an emerging growth company, this guidance will be effective for our fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact of the adoption of the new standard on the unaudited condensed consolidated financial statements.
The FASB issued ASU
2016-13, Financial
Instruments—Credit Losses (“Topic 326”) in June 2016, subsequently amended by various standard updates. This guidance replaces the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information when determining credit loss estimates and requires financial assets to be measured net of expected credit losses at the time of initial recognition. As an emerging growth company, this guidance will be effective for our fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact of the adoption of the new standard on the unaudited condensed consolidated financial statements.
Earnings per Share
Basic earnings per share is computed by dividing net income attributable to shareholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share is computed by dividing net income attributable to shareholders by the weighted average number of fully diluted shares, as calculated under the treasury stock method, which includes the potential effect of dilutive common stock equivalents. If the Company reports a loss, rather than income, the computation of diluted loss per share excludes the effect of dilutive common stock equivalents, as their effect would be anti-dilutive.
The Company has considered the effect of (1) warrants outstanding to purchase 15,063,900 shares of common stock (2) 75,000 shares of common stock and warrants to purchase 75,000 shares of common stock in the unit purchase option, and (3) 2,210,100 shares underlying grants of restricted stock units in the calculation of income per share.
The historical partnership equity structure of BurgerFi did not include outstanding member units and as such, earnings per share information is omitted for the Predecessor periods.

Reconciliation of Net Loss per Common Share
Basic and diluted loss per common share is calculated as follows (in thousands, except per share data):

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Numerator:
Net income attributable to common shareholders	$8,991	$781
Reversal of Gain on change in value of warrant liability	(12,619)	(7,673)

Net loss attributable to common shareholders - diluted	$(3,628)	$(6,892)

Denominator:
Weighted average common shares outstanding, basic	17,888,140	17,852,493
Effect of dilutive securities
Restricted stock grants and warrants	847,417	2,261,954
UPOs	17,381	30,837

Diluted weighted-average shares outstanding	18,752,938	20,145,284

Basic net income per common share	$0.50	$0.04
Diluted net loss per common share	$(0.19)	$(0.34)